Average Annual Total Returns{- Fidelity Freedom Index 2050 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-10 - Fidelity Freedom Index 2050 Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Past 5 years	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Past 5 years	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Past 5 years	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1909 Past 1 year	F1909 Past 5 years	F1909 Since Inception
Total	16.53%	12.48%	10.03%	[1]	Jun. 24, 2015	15.84%	11.18%	8.77%	[1]	Jun. 24, 2015	10.02%	9.68%	7.67%	[1]	Jun. 24, 2015	18.40%	15.22%	13.26%	[1]	16.54%	12.56%	10.12%	[1]

[1]	(a)From June 24, 2015 for Institutional Premium Class